Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Infinity Pharmaceuticals Inc [Member]
Organization
1. Organization
Infinity Pharmaceuticals, Inc., is a clinical-stage innovative biopharmaceutical company dedicated to developing novel medicines for people with cancer. As used throughout these unaudited, condensed consolidated financial statements, the terms “Infinity,” “we,” “us,” and “our” refer to the business of Infinity Pharmaceuticals, Inc., and its wholly-owned subsidiaries.

1. Organization
Infinity Pharmaceuticals, Inc., is a clinical-stage innovative biopharmaceutical company dedicated to developing novel medicines for people with cancer. As used throughout these audited, consolidated financial statements, the terms “Infinity,” “we,” “us,” and “our” refer to the business of Infinity Pharmaceuticals, Inc., and its wholly owned subsidiaries.
On February 22, 2023, we, MEI Pharma, Inc., a Delaware corporation, or MEI, and Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of MEI, or the Merger Sub, entered into an Agreement and Plan of Merger, or the Merger Agreement, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Infinity, with Infinity continuing as a wholly owned subsidiary of MEI and the surviving corporation of the merger, which transaction is referred to herein as the Merger. If the Merger is completed, the combined company will combine the expertise and resources of MEI and Infinity to advance a pipeline of three clinical-stage oncology drug candidates.